Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments—As of December 31, 2021 and 2020, the Account had the following immediately callable commitments to purchase additional interests in its real estate funds or provide additional funding through its loan receivable investments (in millions):

	Commitment Expiration	December 31, 2021	December 31, 2020

Real Estate Funds(1)
LCS SHIP Venture I, LLC	06/2021	$—	$28.1
Grubb Southeast Real Estate Fund VI, LLC	06/2021	—	81.5
Townsend Group Value-Add Fund	12/2021	125.9	241.9
Veritas Trophy VI, LLC	08/2022	20.6	29.4
SP V - II, LLC	09/2022	12.9	67.1
JCR Capital - REA Preferred Equity Parallel Fund	12/2022	75.3	92.3
Silverpeak NRE FundCo 2 LLC	12/2022	43.7	—
Silverpeak NRE FundCo LLC	12/2022	37.3	81.1
Taconic New York City GP Fund	11/2023	4.2	6.0
Flagler - REA Healthcare Properties Partnership	02/2025	1.2	49.6
		$321.1	$677.0

	Commitment Expiration	December 31, 2021	December 31, 2020
Loans Receivable(2)
Rosemont Towson	09/2021	$—	$1.2
BREP VIII Industrial Mezzanine	03/2022	22.4	15.5
SCG Oakland Portfolio Mezzanine	03/2022	6.1	6.5
311 South Wacker Mezzanine	06/2022	2.2	5.4
San Diego Office Portfolio Senior Loan	08/2022	6.8	7.0
San Diego Office Portfolio Mezzanine	08/2022	2.2	2.3
MRA Hub 34 Holding, LLC	08/2022	1.5	1.5
1330 Broadway Mezzanine	09/2022	10.9	10.9
Liberty Park Mezzanine	11/2022	2.6	3.1
Colony New England Hotel Portfolio Senior Loan	11/2022	14.1	14.1
Colony New England Hotel Portfolio Mezzanine	11/2022	4.7	4.7
Exo Apartments Senior Loan	01/2023	—	7.1
Exo Apartments Mezzanine	01/2023	2.4	2.4
Five Oak Mezzanine	03/2023	1.6	2.3
5 Points Towers Mezzanine	03/2024	4.2	—
The Stratum Senior Loan	05/2024	2.0	—
The Stratum Mezzanine	05/2024	0.7	—
Spring House Innovation Park Senior Loan	07/2024	38.0	—
Spring House Innovation Park Mezzanine	07/2024	12.7	—
The Reserve at Chino Hills	08/2025	20.0	—
Sixth and Main Senior Loan	11/2025	6.9	—
Sixth and Main Mezzanine	11/2025	3.7	—
		$165.7	$84.0

TOTAL COMMITMENTS		$486.8	$761.0
(1)Additional capital can be called during the commitment period at any time. The commitment period can only be extended by the manager with the consent of the Account. The commitment expiration date is reflective of the most recent signed agreement between the Account and the fund manager, including any side letter agreements.
(2)Advances from the Account can be requested during the commitment period at any time. The commitment expiration date is reflective of the most recent signed agreement between the Account and the borrower, including any side letter agreements. Certain loans contain extension clauses on the term of the loan that do not require the Account's prior consent. If elected, the Account's commitment may be extended through the extension term.
Contingencies—In the normal course of business, the Account may be named, from time to time, as a defendant or may be involved in various legal actions, including arbitration, class actions and other litigation.
The Account establishes an accrual for all litigation and regulatory matters when it believes it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted, as appropriate, in light of additional information. The amount of loss ultimately incurred in relation to those matters may be higher or lower than the amounts accrued for those matters.
As of December 31, 2021, management of the Account does not believe that the results of any such claims or litigation, individually or in the aggregate, will have a material effect on the Account’s business, financial position or results of operations.